LEASES (Tables)	6 Months Ended
Mar. 31, 2025
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of March 31, 2025 and September 30, 2024, lease liabilities consist of the following:

	As of
	March 31, 2025	September 30, 2024

Operating lease liabilities – current portion	$62,716	$154,254
Operating lease liabilities – non-current portion	-	-
Total	$62,716	$154,254

SCHEDULE OF LEASE INFORMATION

Other lease information is as follows:

	As of
	March 31, 2025	September 30, 2024

Weighted-average remaining lease term – operating leases	4 months	10 months
Weighted-average discount rate – operating leases	7.375%	7.375%

SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS

The following is a schedule of future minimum payments under operating leases as of March 31, 2025:

During the period ended March 31,
2026	$63,651
Total undiscounted lease obligations	63,651
Less: imputed interest	(935)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$62,716